As filed with the Securities and Exchange Commission on May 15, 2020

Registration No. 333-05265 and 811-07655

_____________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment [_]

Post-Effective Amendment No. 141 [X]

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 144 [X]

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

(312) 587-3800

(Registrant’s Telephone Number, including Area Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

RENEE M. HARDT, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[_] On (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] On (date) pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 141 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 140 to the Trust’s Registration Statement.

May 15, 2020

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 141 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 15th day of May, 2020.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Stephen T. Weber
Stephen T. Weber, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 15th day of May, 2020.

/s/ Stephen T. Weber	President (Principal Executive Officer)
Stephen T. Weber

*	Trustee
Theodore J. Beck

*	Trustee
Francis J. Harmon

*	Trustee
Christopher J. Towle

*	Trustee
Dawn M. Vroegop

*	Trustee
Daniel F. Zemanek

/s/ Robert M. Kurinsky	Treasurer (Principal Financial Officer)
Robert M. Kurinsky

* By:	/s/ Robert M. Kurinsky
Robert M. Kurinsky
Attorney-In-Fact (pursuant to Power of Attorney)

_______________

*	Signed by Robert M. Kurinsky pursuant to Powers of Attorney previously filed as Exhibit (q)(i) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

EXHIBIT INDEX
DRIEHAUS MUTUAL FUNDS
FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description
101. INS	XBRL Instance Document
101. SCH	XBRL Taxonomy Extension Schema Document
101. CAL	XBRL Taxonomy Extension Calculation Linkbase
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Labels Linkbase
101. PRE	XBRL Taxonomy Extension Presentation Linkbase